Stock-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
In May 2017, the Company replaced and succeeded the Univar Inc. 2015 Stock Incentive Plan (the “2015 Plan”) with the Univar Inc. 2017 Omnibus Equity Incentive Plan (the “2017 Plan”). The 2015 Plan had no further awards granted and any available reserves under the 2015 Plan were transferred and available for issuance under the 2017 Plan. There were no changes to the outstanding awards related to the 2015 and the Univar Inc. 2011 Stock Incentive Plan (the “2011 Plan;” and, together with the 2015 Plan and the 2017 Plan (the “Plans”).
The 2017 Plan allows the Company to issue awards to employees, consultants, and directors of the Company and its subsidiaries. Awards may be made in the form of stock options, stock purchase rights, restricted stock, restricted stock units, performance shares, performance units, stock appreciation rights, dividend equivalents, deferred share units or other stock-based awards.
As of December 31, 2017, there were 10.6 million shares authorized under the Plans.
For the years ended December 31, 2017, 2016 and 2015, respectively, the Company recognized total stock-based compensation expense within other operating expenses, net of $19.7 million, $10.4 million and $7.5 million, and a net tax expense (benefit) relating to stock-based compensation expense of $(3.7) million, $0.1 million and $(2.6) million.
Stock options
Stock options granted under the Plans expire ten years after the grant date and generally become exercisable over a four-year period or less, based on continued employment, with annual vesting. The exercise price of a stock option is determined at the time of each grant and in no case will the exercise price be less than the fair value of the underlying common stock on the date of grant. Participants have no stockholder rights until the time of exercise. The Company will issue new shares upon exercise of stock options granted under the Plans.

The following reflects stock option activity under the Plans:

	Number of stock options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2017	3,634,733	$20.03
Granted	980,570	28.82
Exercised	(1,810,108)	20.18
Forfeited	(196,586)	24.17
Outstanding at December 31, 2017	2,608,609	$22.92
Exercisable at December 31, 2017	1,579,435	$20.29	5.3	$16.8
Expected to vest after December 31, 2017	1,029,174	$26.95	8.4	$4.1

As of December 31, 2017, the Company has unrecognized stock-based compensation expense related to non-vested stock options of approximately $3.3 million, which will be recognized over a weighted-average period of 1.0 years.
Restricted stock
Non-vested restricted stock primarily relates to awards for members of the Company’s Board of Directors which vest over 12 months. The grant date fair value of restricted stock is based on the market price of Univar stock on that date. Non-vested shares of restricted stock may not be sold or transferred and are subject to forfeiture until vesting. Both vested and non-vested shares of restricted stock are included in the Company’s shares outstanding. Dividend equivalents are available for non-vested shares of restricted stock if dividends are declared by the Company during the vesting period.
The following table reflects restricted stock activity under the Plans:

	Restricted stock	Weighted average grant-date fair value
Non-vested at January 1, 2017	86,197	$18.43
Granted	46,536	29.92
Vested	(79,898)	18.42
Forfeited	—	—
Non-vested at December 31, 2017	52,835	$28.56

As of December 31, 2017, the Company has unrecognized stock-based compensation expense related to non-vested restricted stock awards of approximately $0.5 million, which will be recognized over a weighted-average period of 0.3 years.
The weighted-average grant-date fair value of restricted stock was $18.15 and $27.00 in 2016 and 2015, respectively.
Restricted stock units (RSUs)
RSUs awarded to employees generally vest in three or four equal annual installments, subject to continued employment. Each RSU converts into one share of Univar common stock on the applicable vesting date. RSUs may not be sold, pledged or otherwise transferred until they vest and are subject to forfeiture. The grant date fair value is based on the market price of Univar stock on that date.
The Company awarded performance based shares to certain employees. These awards vest upon the passage of time and the achievement of performance criteria. For grants with Company based performance criteria, the vesting period is over three years with some shares vesting over each annual period. We review progress toward the attainment of the performance criteria each quarter during the vesting period. When it is probable the minimum performance criteria for the award will be achieved, we begin recognizing the expense equal to the proportionate share of the total fair value. The total expense recognized over the duration of performance awards will equal the date of grant multiplied by the number of shares ultimately awarded based on the level of attainment of the performance criteria. For grants with market performance criteria, the fair value is determined on the grant date and is calculated using the same inputs for expected volatility, and risk-free rate as stock options, with a duration of two years. The total expense recognized over the duration of the award will equal the fair value, regardless if the market performance criteria is met.

The following table reflects RSUs activity under the Plans:

	Number of Restricted Stock Unit	Weighted- average grant-date fair value
Non-vested at January 1, 2017	1,009,887	$13.10
Granted	572,938	29.39
Vested	(658,115)	16.15
Forfeited	(135,791)	16.72
Non-vested at December 31, 2017	788,919	$21.77

As of December 31, 2017, the Company has unrecognized stock-based compensation expense related to non-vested RSUs awards of approximately $7.1 million, which will be recognized over a weighted-average period of 0.9 years.
Employee stock purchase plan
During November 2016, our Board of Directors approved the Univar Employee Stock Purchase Plan, or ESPP, authorizing the issuances of up to 2.0 million shares of the Company's common stock effective January 1, 2017. The ESPP allows qualified participants to purchase the Company's common stock at 95% of its market price during the last day of two offering periods in each calendar year. The first offering period is January through June, and the second from July through December. Our stock purchase plan is designed to attract and retain employees while also aligning employees’ interests with the interests of our stockholders.
As of December 31, 2017, the total number of shares issued under the plan for the two offering periods in 2017 was 39,418 shares.
Stock-based compensation fair value assumptions
The fair value of the Company’s common stock was used to establish the exercise price of stock options granted, grant date fair value of restricted stock and RSUs awards and as an input in the valuation of stock option awards and performance-based RSUs at each grant date. Prior to the Company’s June 2015 IPO, as discussed in Note 1, the Company obtained contemporaneous quarterly valuations performed by an unrelated valuation specialist in support of each award. The fair value of the Company’s common stock was determined utilizing both income and market approaches, discounted for the lack of marketability. A discounted cash flow analysis was used to estimate fair value under the income approach. The market approach consisted of an analysis of multiples of comparable companies whose securities are traded publicly as well as other indicated market values of the Company by third parties. After the IPO, the fair value of the Company’s stock that is factored into the fair value of stock options and utilized for restricted stock, RSUs and performance-based RSUs with internally developed performance conditions is based on the grant date closing price on the New York Stock Exchange.
In 2016, the Monte Carlo simulation was used to calculate the fair value of performance-based RSUs with market conditions. The length of each performance period was used as the expected term in the simulation for each respective tranche. The weighted average grant-date fair value of performance-based RSUs with market conditions was $10.49 for the year ended December 31, 2016. The weighted-average assumptions under the Monte Carlo simulation model were as follows:

Year ended December 31, 2016
Risk-free interest rate (1)	1.0%
Expected dividend yield (2)	—
Expected volatility (3)	45.0%

(1)	The risk-free interest rate is based on the US Treasury yield for a period in years over which performance condition is satisfied.

(2)	The Company currently has no expectation of paying cash dividends on its common stock.

(3)
As the Company does not have sufficient historical volatility data, the expected volatility is based on the average historical data of a peer group of public companies over a period equal to the expected term of the performance-based RSUs.

The Black-Scholes-Merton option valuation model was used to calculate the fair value of stock options. The weighted average grant-date fair value of stock options was $8.40 and $6.78 for the years ended December 31, 2017 and 2015, respectively. The weighted average grant-date fair value is not provided for the year ended December 31, 2016, as there were no stock options granted during the period. The weighted-average assumptions used under the Black-Scholes-Merton option valuation model were as follows:

	Year ended December 31,
	2017	2016	2015
Risk-free interest rate (1)	2.1%	—%	1.7%
Expected dividend yield (2)	—	—	—
Expected volatility (3)	25.5%	—%	28.3%
Expected term (years) (4)	5.9	0.0	6.2

(1)	The risk-free interest rate is based on the US Treasury yield for a term consistent with the expected term of the stock options at the time of grant.

(2)	The Company currently has no expectation of paying cash dividends on its common stock.

(3)
As the Company does not have sufficient historical volatility data, the expected volatility is based on the average historical data of a peer group of public companies over a period equal to the expected term of the stock options.

(4)
As the Company does not have sufficient historical exercise data under the Plans, the expected term is based on the average of the vesting period of each tranche and the original contract term of 10 years.

Additional stock-based compensation information
The following table provides additional stock-based compensation information:

	Year ended December 31,
(in millions)	2017	2016	2015
Total intrinsic value of stock options exercised	$16.7	$4.0	$0.4
Fair value of restricted stock and RSUs vested	22.8	2.7	2.9